MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
Supplement dated December 22, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective December 31, 2020, the information related to David L. Nagle, CFA for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, and MassMutual Premier Diversified Bond Fund found under the heading Portfolio Manager(s) in the section titled Management on pages 11, 24, and 30 is hereby removed.
Effective December 31, 2020, the following information supplements the information for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, and MassMutual Premier Diversified Bond Fund found under the heading Portfolio Manager(s) in the section titled Management on pages 11, 24, and 30:
Yulia Alekseeva, CFA is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. She has managed the Fund since December 2020.
Effective December 31, 2020, the following information supplements the information for the MassMutual Premier Short-Duration Bond Fund found under the heading Portfolio Manager(s) in the section titled Management on page 11:
Charles S. Sanford is the Head of, and a portfolio manager for, Barings’ Investment Grade Corporate Credit Group. He has managed the Fund since December 2020. He previously managed the Fund from June 2006 to November 2017.
Effective December 31, 2020, the information related to David L. Nagle, CFA under Barings, LLC (“Barings”) found on page 99 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective December 31, 2020, the following information replaces similar information for Yulia Alekseeva, CFA under Barings found on pages 98 and 99 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Yulia Alekseeva, CFA
is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. Ms. Alekseeva shares primary responsibility for the day-to-day management of the Short-Duration Bond Fund, the Inflation-Protected and Income Fund, the Core Bond Fund, and the Diversified Bond Fund. Ms. Alekseeva has 14 years of industry experience. Prior to joining Barings in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board.
Effective December 31, 2020, the following information supplements the information under Barings found on page 99 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Charles S. Sanford
is the Head of, and a portfolio manager for, Barings’ Investment Grade Corporate Credit Group. Mr. Sanford shares primary responsibility for the day-to-day management of the Short-Duration Bond Fund. Mr. Sanford has more than 25 years of industry experience. Prior to joining Barings in 2004, Mr. Sanford was employed at Booz, Allen and Hamilton and BellSouth.
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B3000M-20-06

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
(the “Fund”)
Supplement dated December 22, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective December 31, 2020, the information related to David L. Nagle, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed.
Effective December 31, 2020, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management:
Yulia Alekseeva, CFA is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. She has managed the Fund since December 2020.
Charles S. Sanford is the Head of, and a portfolio manager for, Barings’ Investment Grade Corporate Credit Group. He has managed the Fund since December 2020. He previously managed the Fund from June 2006 to November 2017.
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SDB-20-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
(the “Fund”)
Supplement dated December 22, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective December 31, 2020, the information related to David L. Nagle, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed.
Effective December 31, 2020, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management:
Yulia Alekseeva, CFA is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. She has managed the Fund since December 2020.
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CB-20-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Diversified Bond Fund
(the “Fund”)
Supplement dated December 22, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective December 31, 2020, the information related to David L. Nagle, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed.
Effective December 31, 2020, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management:
Yulia Alekseeva, CFA is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. She has managed the Fund since December 2020.
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DB-20-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
Supplement dated December 22, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 31, 2020, the information related to David L. Nagle, CFA of Barings, LLC (“Barings”) found on pages B-126, B-127, and B-128 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.
Effective December 31, 2020, the following information replaces similar information under Barings for the MassMutual Premier Short-Duration Bond Fund found on page B-126 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the Short-Duration Bond Fund are Yulia Alekseeva, Stephen Ehrenberg, Charles S. Sanford, and Douglas M. Trevallion, II.
Effective December 31, 2020, the following information supplements the information under Barings for the MassMutual Premier Short-Duration Bond Fund found on page B-126 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Yulia Alekseeva
Registered investment companies**	3	$ 741 million	0	$0
Other pooled investment vehicles	7	$ 605 million	0	$0
Other accounts	24	$ 22,152 million	0	$0
Charles S. Sanford
Registered investment companies**	3	$ 1,802 million	0	$0
Other pooled investment vehicles	2	$ 0.008 million	0	$0
Other accounts	80	$178,579 million	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include the Short-Duration Bond Fund.

Effective December 31, 2020, the following information replaces the information under Barings for the MassMutual Premier Short-Duration Bond Fund found on page B-127 in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of the Short-Duration Bond Fund. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
Effective December 31, 2020, the following information replaces similar information under Barings for the MassMutual Premier Core Bond Fund found on page B-127 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Core Bond Fund are Yulia Alekseeva, Stephen Ehrenberg, and Douglas M. Trevallion, II.
Effective December 31, 2020, the following information supplements the information under Barings for the MassMutual Premier Core Bond Fund found on page B-127 and B-128 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Yulia Alekseeva
Registered investment companies**	3	$ 741 million	0	$0
Other pooled investment vehicles	7	$ 605 million	0	$0
Other accounts	24	$22,152 million	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include the Core Bond Fund.

Effective December 31, 2020, the following information replaces the information under Barings for the MassMutual Premier Core Bond Fund found on page B-128 in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of the Core Bond Fund. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
The following information replaces similar information under Barings for the MassMutual Premier Diversified Bond Fund found on page B-128 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the Diversified Bond Fund are Yulia Alekseeva, Stephen Ehrenberg, and Douglas M. Trevallion, II.
Effective December 31, 2020, the following information supplements the information under Barings for the MassMutual Premier Diversified Bond Fund found on page B-128 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Yulia Alekseeva
Registered investment companies**	3	$ 741 million	0	$0
Other pooled investment vehicles	7	$ 605 million	0	$0
Other accounts	24	$22,152 million	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include the Diversified Bond Fund.

Effective December 31, 2020, the following information replaces the information under Barings for the MassMutual Premier Diversified Bond Fund found on page B-128 in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of the Diversified Bond Fund. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
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SAI B3000M-20-05